Additional Information	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Additional Information
ADDITIONAL INFORMATION

A.	CHANGES IN NON-CASH WORKING CAPITAL COMPONENTS ARE DETAILED AS FOLLOWS:

(in millions of Canadian dollars)	2017	2016
Accounts receivable	31	(6)
Current income tax assets	—	(1)
Inventories	(46)	(2)
Trade and other payables	(71)	66
Current income tax liabilities	(1)	(1)
	(87)	56

B.	FNANCING EXPENSE AND INTEREST EXPENSE ON EMPLOYEE FUTURE BENEFITS

(in millions of Canadian dollars)	2017	2016
Interest on long-term debt	89	83
Interest income	(3)	(1)
Amortization of financing costs	3	3
Other interest and banking fees	3	3
Interest expense on employee future benefits	5	5
	97	93

C.	TOTAL LIABILITIES FROM FINANCING ACTIVITIES

(in millions of Canadian dollars)	CASH AND CASH EQUIVALENT	BANK LOANS AND ADVANCES	LONG-TERM DEBT	NET DEBT
As at January 1, 2016	(60)	37	1,744	1,721
Cash flow
Change in cash and cash equivalents	(5)	—	—	(5)
Bank loans and advances	—	(8)	—	(8)
Change in revolving credit facilities	—	—	(146)	(146)
Increase in other long-term debt	—	—	40	40
Payments of other long-term debt	—	—	(47)	(47)
Non-cash changes
Foreign exchange gain on long-term debt and financial instruments	—	—	(35)	(35)
Capital lease acquisitions	—	—	18	18
Amortization of financing costs	—	—	2	2
Other	—	—	3	3
Exchange differences	3	(1)	(13)	(11)
As at December 31, 2016	(62)	28	1,566	1,532
Cash flow
Change in cash and cash equivalents	(25)	—	—	(25)
Bank loans and advances	—	8	—	8
Change in revolving credit facilities	—	—	114	114
Repurchase of unsecured senior notes	—	—	(257)	(257)
Increase in other long-term debt	—	—	11	11
Payments of other long-term debt	—	—	(47)	(47)
Non-cash changes
Business combinations	—	—	257	257
Foreign exchange gain on long-term debt and financial instruments	—	—	(62)	(62)
Capital lease acquisitions	—	—	11	11
Amortization of financing costs	—	—	2	2
Write off of unamortized financing costs following repurchase of unsecured senior notes	—	—	3	3
Other	—	—	(1)	(1)
Exchange differences	(2)	(1)	(21)	(24)
As at December 31, 2017	(89)	35	1,576	1,522